Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Current income tax expense	SFr (29.3)	SFr (8.1)	SFr (51.8)	SFr (18.6)
Deferred income tax (expense) / benefit	35.7	(3.8)	50.9	(17.7)
Income tax (expense) / benefit	SFr 6.4	SFr (11.8)	SFr (0.8)	SFr (36.3)